Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Comprehensive Income [Abstract]
Net unrealized income (loss) on hedging derivatives, tax	$ 1,500	$ (5,600)	$ (4,900)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, tax effect	5,800	3,500	200
Foreign currency translation gain (loss), tax	0	0	400
Adjustment to early retiree medical plan, tax effect	(1,291)	127	(1,921)
Reclassification adjustment for gain on early retiree medical plan included in net earnings, tax effect	(309)	(414)	(557)
Other, tax	$ 0	$ 1,500	$ 0